Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 1, 2011
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2011

Henderson Japan Focus Fund (Prospectus Summary): | Henderson Japan Focus Fund
Henderson Japan Focus Fund (the ���Fund���)

HENDERSON GLOBAL FUNDS

Henderson Japan Focus Fund

(the ���Fund���)

Supplement dated November 30, 2011

to the Prospectus dated November 30, 2011 and to the

Summary Prospectus dated November 30, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Investment Objective

The Board of Trustees has approved a change to the Fund���s investment objective effective January 31, 2012.  The Fund���s current investment objective is:

���The Japan Focus Fund���s investment objective is to achieve long-term capital appreciation primarily through investment in equities of Japanese companies and secondarily through investment in equities of other Asian companies.���

As of January 31, 2012, the above paragraph will no longer be effective.  Investors are advised as of January 31, 2012, the Fund���s new investment objective will be:

���The Japan Focus Fund���s investment objective is to achieve long-term capital appreciation primarily through investment in equities of Japanese companies.���

This change in the investment objective will not change the Fund���s principal investment strategies or principal risks as discussed in the Fund���s current Prospectus dated November 30, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Henderson Japan Focus Fund (Prospectus Summary): | Henderson Japan Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Henderson Japan Focus Fund (the ���Fund���)
Supplement Text	ck0001141306_SupplementTextBlock

HENDERSON GLOBAL FUNDS

Henderson Japan Focus Fund

(the ���Fund���)

Supplement dated November 30, 2011

to the Prospectus dated November 30, 2011 and to the

Summary Prospectus dated November 30, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Investment Objective

The Board of Trustees has approved a change to the Fund���s investment objective effective January 31, 2012.  The Fund���s current investment objective is:

���The Japan Focus Fund���s investment objective is to achieve long-term capital appreciation primarily through investment in equities of Japanese companies and secondarily through investment in equities of other Asian companies.���

As of January 31, 2012, the above paragraph will no longer be effective.  Investors are advised as of January 31, 2012, the Fund���s new investment objective will be:

���The Japan Focus Fund���s investment objective is to achieve long-term capital appreciation primarily through investment in equities of Japanese companies.���

This change in the investment objective will not change the Fund���s principal investment strategies or principal risks as discussed in the Fund���s current Prospectus dated November 30, 2011.

Henderson Japan Focus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJAX
Henderson Japan Focus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJCX
Henderson Japan Focus Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJIX